Other non-current liabilities	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Other non-current liabilities

21.Other non-current liabilities

As at December 31,	2025	2024
Stock-based compensation (Note 19)	$7,879	$2,019
Other non-current liabilities	280	807
Total other non-current liabilities	$8,159	$2,826